Organization and Description of Business (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of redeemable noncontrolling interest
	June 30, 2022		September 15, 2021
Equity Holder	Class A Opco Units	% Interest	Class A Opco Units	% Interest
Archaea	80,717,757	67.4%	52,847,195	45.9%
Total controlling interests	80,717,757	67.4%	52,847,195	45.9%
Aria Holders	—	—%	23,000,000	20.0%
Legacy Archaea Holders	33,350,385	27.8%	33,350,385	29.0%
Sponsor, Atlas and RAC independent directors	5,710,033	4.8%	5,931,350	5.2%
Total redeemable noncontrolling interests	39,060,418	32.6%	62,281,735	54.1%
Total	119,778,175	100.0%	115,128,930	100.0%

	December 31, 2021		September 15, 2021
Equity Holder	Class A Opco Units	% Interest	Class A Opco Units	% Interest
Archaea	65,122,200	54.5%	52,847,195	45.9%
Total controlling interests	65,122,200	54.5%	52,847,195	45.9%
Aria Holders	15,056,379	12.6%	23,000,000	20.0%
Legacy Archaea Holders	33,350,385	27.9%	33,350,385	29.0%
Sponsor, Atlas and RAC independent directors	5,931,350	5.0%	5,931,350	5.2%
Total redeemable noncontrolling interests	54,338,114	45.5%	62,281,735	54.1%
Total	119,460,314	100.0%	115,128,930	100.0%